Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Shares Class A	Common Shares Class B	Additional Paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Total
Balance at Dec. 31, 2022			$ 53,374,493	$ 1,066,554	$ (47,813,206)	$ (2,388,890)	$ 835,578	$ 5,074,529
Balance (in Shares) at Dec. 31, 2022	8,681
Net loss					(15,641,735)		(427,335)	(16,069,070)
Fractional share issued for reverse shares split
Fractional share issued for reverse shares split (in Shares)	31
Issuance of common shares in private placements			6,600,000					6,600,000
Issuance of common shares in private placements (in Shares)	4,000
Conversion of convertible debt			4,111,082					4,111,082
Conversion of convertible debt (in Shares)	5,593
Issuance of common shares for services			2,811,200					2,811,200
Issuance of common shares for services (in Shares)	4,800
Share-based compensation			2,100,000					2,100,000
Share-based compensation (in Shares)	1,000
Appropriation to statutory reserve				6,341	(6,341)
Foreign currency translation adjustment						135,329	88,104	223,433
Balance at Dec. 31, 2023			68,996,775	1,072,895	(63,461,282)	(2,253,561)	496,347	4,851,174
Balance (in Shares) at Dec. 31, 2023	24,105
Net loss					(8,352,652)		(34,271)	(8,386,923)
Fractional share issued for reverse shares split
Fractional share issued for reverse shares split (in Shares)	1,128
Issuance of Class B common shares in private placement		$ 10,000						10,000
Issuance of Class B common shares in private placement (in Shares)		1,000,000
Issuance of common shares in private placements			29,390,438					29,390,438
Issuance of common shares in private placements (in Shares)	331,904
Issuance of common shares for services			2,067,766					2,067,766
Issuance of common shares for services (in Shares)	25,371
Issuance of common shares to employees and officers			285,889					285,889
Issuance of common shares to employees and officers (in Shares)	3,745
Disposal of subsidiaries						1,012,744	(451,588)	561,156
Foreign currency translation adjustment						1,155,674	(10,488)	1,145,186
Balance at Dec. 31, 2024		$ 10,000	100,740,868	1,072,895	(71,813,934)	(85,143)		29,924,686
Balance (in Shares) at Dec. 31, 2024	386,253	1,000,000
Net loss					(12,339,916)		(273,485)	(12,613,401)
Issuance of Escrow Earnout shares
Issuance of Escrow Earnout shares (in Shares)	936,000
Pre-delivery shares and commitment shares issued for financing			2,223,163					2,223,163
Pre-delivery shares and commitment shares issued for financing (in Shares)	132,722
Fractional share issued for reverse shares split
Fractional share issued for reverse shares split (in Shares)	28,342
Convertible note conversion			50,000					50,000
Convertible note conversion (in Shares)	29,147
Non-controlling interest from acquisition							3,807,876	3,807,876
Issuance of common shares in private placements			1,428,571					1,428,571
Issuance of common shares in private placements (in Shares)	374,725
Foreign currency translation adjustment						(134,197)	52,568	(81,629)
Balance at Dec. 31, 2025		$ 10,000	$ 104,442,602	$ 1,072,895	$ (84,153,850)	$ (219,340)	$ 3,586,959	$ 24,739,266
Balance (in Shares) at Dec. 31, 2025	1,887,189	1,000,000